Common Stock and Additional Paid-in Capital - Restricted Stock Awards (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	11 Months Ended	12 Months Ended						1 Months Ended		4 Months Ended	11 Months Ended	4 Months Ended		12 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 06, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 21, 2012	Dec. 31, 2010	Dec. 07, 2010	Feb. 14, 2012 Officers and key employees of Ocean Rig AS	Mar. 31, 2013 Officer	May 15, 2012 Officer	Dec. 05, 2012 Officer	May 15, 2012 Sign-up bonus	May 16, 2013 Employees	Dec. 31, 2013 Employees	Aug. 20, 2013 Azara Services S.A.	Aug. 20, 2015 Azara Services S.A.	Aug. 20, 2014 Azara Services S.A.
Repurchase program amount		$ 500,000
Common shares acquired under the repurchase program	0
Shares granted			342,400	153,150					112,950		4,500	7,500	28,200	192,400	97,283	150,000
Vesting period											3 years		3 years	3 years		2 years
Common stock par value			$ 0.01	$ 0.01			$ 0.01	$ 20
Vested In Period																50,000
Shares vested on grant date																	50,000	50,000
Vested during the period			160,133	2,500						7,500
Grant date fair value									$ 16.5		$ 15.92	$ 15.75	$ 15.92	$ 16.9		$ 17.56
Number of forfeited shares			93,050
Amortization of stock based compensation			3,634	613	0
Unrecognized compensation cost			2,724	633
Expected period of recognition for unrecognized compensation costs			2 years						3 years
Compensation cost allocated in "General and administrative expenses"			3,634	613
Shares authorized under Equity Plan						2,000,000
Fair value of shares vested			$ 2,959	$ 37